DESCRIPTION OF BUSINESS AND ORGANIZATION (Details)	12 Months Ended
Dec. 31, 2021 shares
Nemo Holding Company limited [Member]
Principal Activities	Investment holding
Particulars Of Registered/ Paid Up Share	10,000
Effective Interest Held	100.00%
Place Of Incorporation And Kind Of Legal Entity	British Virgin Islands
Gagfare Limited [Member]
Principal Activities	Travel agency
Particulars Of Registered/ Paid Up Share	500,000
Effective Interest Held	100.00%
Place Of Incorporation And Kind Of Legal Entity	Hong Kong
New Momentum Asia Pte. Ltd. [Member]
Principal Activities	Investment holding
Particulars Of Registered/ Paid Up Share	1
Effective Interest Held	100.00%
Place Of Incorporation And Kind Of Legal Entity	Singapore
JPOPCOIN Limited [Member]
Principal Activities	Administrative service
Particulars Of Registered/ Paid Up Share	5
Effective Interest Held	100.00%
Place Of Incorporation And Kind Of Legal Entity	Hong Kong
Beyond Blue Limited [Member]
Particulars Of Registered/ Paid Up Share	1
Effective Interest Held	100.00%
Place Of Incorporation And Kind Of Legal Entity	Hong Kong